Eaton Vance

VT Floating-Rate Income Fund

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 90.4%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.2%
Dynasty Acquisition Co., Inc.
Term Loan, 6.10%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	$423	$425,369
IAP Worldwide Services, Inc.
Revolving Loan, 1.44%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)	133	129,187
Term Loan - Second Lien, 8.60%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)	174	138,538
TransDigm, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	3,071	3,063,795
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025	1,970	1,965,536
Wesco Aircraft Hardware Corp.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020	1,424	1,423,750
WP CPP Holdings, LLC
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	520	521,962

		$7,668,137

Automotive — 2.4%
American Axle and Manufacturing, Inc.
Term Loan, 4.32%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	$1,853	$1,819,376
Belron Finance US, LLC
Term Loan, 4.46%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024	393	394,710
Bright Bidco B.V.
Term Loan, 5.58%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	1,125	540,034
Chassix, Inc.
Term Loan, 7.88%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	516	497,759
CS Intermediate Holdco 2, LLC
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	1,622	1,560,853
Dayco Products, LLC
Term Loan, 6.37%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	758	687,488
Garrett LX III S.a.r.l.
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025	1,213	1,205,170
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	1,325	1,307,195
IAA, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing August 28, 2026	468	471,957
L&W, Inc.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	617	598,672
Panther BF Aggregator 2 L.P.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	2,900	2,884,291
Tenneco, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,340	1,262,414

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Thor Industries, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	$965	$943,515
TI Group Automotive Systems, LLC
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	1,317	1,311,097

		$15,484,531

Beverage and Tobacco — 0.2%
Arterra Wines Canada, Inc.
Term Loan, 4.91%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$271	$270,992
Flavors Holdings, Inc.
Term Loan, 7.85%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	416	384,850
Term Loan - Second Lien, 12.10%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	825,000

		$1,480,842

Brokerage/Securities Dealers/Investment Houses — 0.1%
Blackstone Mortgage Trust, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing April 23, 2026	$299	$300,930
OZ Management L.P.
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	100	100,000

		$400,930

Building and Development — 2.5%
Advanced Drainage Systems, Inc.
Term Loan, Maturing September 19, 2026(5)	$250	$251,406
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	1,706	1,707,422
APi Group DE, Inc.
Term Loan, Maturing September 25, 2026(5)	1,100	1,105,500
Brookfield Property REIT, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	743	732,688
Core & Main L.P.
Term Loan, 4.86%, (USD LIBOR + 2.75%), Maturing August 1, 2024(4)	839	835,033
CPG International, Inc.
Term Loan, 5.93%, (3 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	1,344	1,342,646
DTZ U.S. Borrower, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	2,043	2,051,676
Henry Company, LLC
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	292	293,096
NCI Building Systems, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	668	655,147
Quikrete Holdings, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	3,216	3,206,161
RE/MAX International, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,904	1,899,728
Realogy Group, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	847	807,671
Summit Materials Companies I, LLC
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	368	369,589

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Werner FinCo L.P.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	$1,005	$982,559
WireCo WorldGroup, Inc.
Term Loan, 7.04%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	364	356,930

		$16,597,252

Business Equipment and Services — 7.9%
Acosta Holdco, Inc.
Term Loan, 7.25%, (USD Prime + 2.25%), Maturing September 26, 2021	$1,032	$331,360
Adtalem Global Education, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	296	297,453
Allied Universal Holdco, LLC
Term Loan, 2.13%, Maturing July 10, 2026(2)	104	103,884
Term Loan, 6.51%, (6 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	1,046	1,049,230
AppLovin Corporation
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	3,830	3,833,165
ASGN Incorporated
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025	359	360,566
Belfor Holdings, Inc.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	424	426,587
Bracket Intermediate Holding Corp.
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	743	741,108
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.51%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)	1,187	1,161,469
Camelot UK Holdco Limited
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	2,381	2,398,529
Ceridian HCM Holding, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	2,104	2,111,967
Change Healthcare Holdings, LLC
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024	4,541	4,525,376
CM Acquisition Co.
Term Loan, 12.10%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023	228	230,545
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024	2,421	2,414,939
Deerfield Dakota Holding, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025	732	719,975
EAB Global, Inc.
Term Loan, 6.38%, (6 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	936	926,393
EIG Investors Corp.
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	2,644	2,595,225
Garda World Security Corporation
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	902	903,764
IG Investment Holdings, LLC
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	1,486	1,481,886
IRI Holdings, Inc.
Term Loan, 6.62%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	3,053	2,941,230
Iron Mountain, Inc.
Term Loan, 3.79%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	640	635,848

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
KAR Auction Services, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	$475	$478,711
Kronos Incorporated
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	4,938	4,953,032
KUEHG Corp.
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,672	1,672,373
Monitronics International, Inc.
Term Loan, 8.60%, (3 mo. USD LIBOR + 6.50%), Maturing March 29, 2024	1,047	972,190
PGX Holdings, Inc.
Term Loan, 7.30%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	750	675,355
Ping Identity Corporation
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	77	77,007
Pre-Paid Legal Services, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	358	358,226
Prime Security Services Borrower, LLC
Term Loan, 5.21%, (1 week USD LIBOR + 3.25%), Maturing September 23, 2026	981	971,493
Prometric Holdings, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	222	218,866
Red Ventures, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	1,739	1,748,392
ServiceMaster Company
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	374	376,439
Spin Holdco, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	5,758	5,661,862
Trans Union, LLC
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	346	347,317
Vungle, Inc.
Term Loan, Maturing September 19, 2026(5)	500	495,625
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	918	907,077
West Corporation
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	247	219,205
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	1,428	1,275,531

		$51,599,200

Cable and Satellite Television — 3.8%
Altice France S.A.
Term Loan, 6.03%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	$496	$495,524
Charter Communications Operating, LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	2,601	2,619,611
CSC Holdings, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	3,543	3,544,428
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	896	896,340
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	938	940,759
Mediacom Illinois, LLC
Term Loan, 3.68%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024	311	311,934
Numericable Group S.A.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	2,358	2,307,669

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telenet Financing USD, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	$2,750	$2,755,728
Virgin Media Bristol, LLC
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	5,725	5,733,049
Ziggo Secured Finance Partnership
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	5,525	5,521,547

		$25,126,589

Chemicals and Plastics — 5.0%
Alpha 3 B.V.
Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$1,909	$1,887,703
Aruba Investments, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	200	199,680
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.85%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	3,208	3,214,413
Ferro Corporation
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	244	244,097
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	249	249,403
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	293	293,139
Flint Group GmbH
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	243	205,992
Flint Group US, LLC
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	1,467	1,246,083
Gemini HDPE, LLC
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	748	749,326
Hexion, Inc.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026	1,596	1,596,000
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 6.12%, (3 mo. USD LIBOR + 4.00%), Maturing August 28, 2026	200	201,000
Ineos US Finance, LLC
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	1,908	1,895,274
Kraton Polymers, LLC
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	657	656,552
Messer Industries GmbH
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	1,496	1,494,526
Minerals Technologies, Inc.
Term Loan, 4.31%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)	990	994,298
Momentive Performance Materials, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024	2,868	2,852,579
Orion Engineered Carbons GmbH
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024	335	331,977
Platform Specialty Products Corporation
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026	571	573,363
PMHC II, Inc.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2025	1,010	817,796
Polar US Borrower, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025	969	943,233

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Pregis TopCo Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), Maturing July 31, 2026	$475	$474,406
Spectrum Holdings III Corp.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	246	218,149
Starfruit Finco B.V.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	1,917	1,881,283
Tata Chemicals North America, Inc.
Term Loan, 4.88%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	536	537,099
Trinseo Materials Operating S.C.A.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing September 6, 2024	1,345	1,338,887
Tronox Finance, LLC
Term Loan, 4.82%, (USD LIBOR + 2.75%), Maturing September 23, 2024(4)	3,007	3,010,856
Univar, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	3,924	3,940,227
Venator Materials Corporation
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	270	265,458
Versum Materials, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023	412	413,109

		$32,725,908

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$179	$175,834

		$175,834

Containers and Glass Products — 2.0%
Berry Global, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022	$1,691	$1,700,167
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	773	777,675
BWAY Holding Company
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	2,376	2,331,236
Flex Acquisition Company, Inc.
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	2,749	2,648,451
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	1,150	1,109,518
Libbey Glass, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,375	1,069,359
Pelican Products, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	469	450,886
Reynolds Group Holdings, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,923	2,930,955

		$13,018,247

Cosmetics/Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 6.26%, (3 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$1,943	$1,846,697
Prestige Brands, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024	960	962,398

		$2,809,095

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Drugs — 4.0%
Akorn, Inc.
Term Loan, 9.06%, (8.31% cash (1 mo. USD LIBOR + 6.25%), 0.75% PIK), Maturing April 16, 2021	$1,569	$1,451,366
Albany Molecular Research, Inc.
Term Loan - Second Lien, 9.04%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	500	497,500
Alkermes, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	187	187,359
Amneal Pharmaceuticals, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	2,641	2,269,012
Arbor Pharmaceuticals, Inc.
Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	968	892,519
Bausch Health Companies, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	5,361	5,389,121
Catalent Pharma Solutions, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026	672	674,703
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.31%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	4,884	4,454,325
Horizon Pharma, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2026	668	671,720
Jaguar Holding Company II
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	6,294	6,307,413
Mallinckrodt International Finance S.A.
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	3,949	3,019,167
Term Loan, 5.18%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	420	317,054

		$26,131,259

Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
Term Loan, 4.20%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,673	$2,683,650
EnergySolutions, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	938	872,456
GFL Environmental, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	1,877	1,862,694
US Ecology, Inc.
Term Loan, Maturing August 14, 2026(5)	200	201,438

		$5,620,238

Electronics/Electrical — 15.1%
Almonde, Inc.
Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$3,025	$2,949,256
Applied Systems, Inc.
Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	2,683	2,683,168
Aptean, Inc.
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	448	446,631
Banff Merger Sub, Inc.
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	2,604	2,511,908
Canyon Valor Companies, Inc.
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023	1,502	1,502,186

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Carbonite, Inc.
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), Maturing March 26, 2026	$353	$353,536
Celestica, Inc.
Term Loan, 4.18%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025	296	289,214
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	298	293,656
Cohu, Inc.
Term Loan, 5.20%, (6 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,139	1,081,575
CommScope, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	1,375	1,372,697
CPI International, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	959	944,016
Datto, Inc.
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026	299	302,367
DigiCert, Inc.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	3,842	3,846,160
ECI Macola/Max Holding, LLC
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	566	565,116
Electro Rent Corporation
Term Loan, 7.28%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	1,616	1,623,811
Energizer Holdings, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025	418	418,340
Epicor Software Corporation
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	6,338	6,346,383
EXC Holdings III Corp.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	344	345,156
Financial & Risk US Holdings, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025	968	974,114
Flexera Software, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	1,679	1,685,065
Go Daddy Operating Company, LLC
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing February 15, 2024	2,945	2,953,128
Hyland Software, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024	7,107	7,115,604
Infoblox, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	1,483	1,490,930
Infor (US), Inc.
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	7,448	7,466,031
Informatica, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	3,890	3,910,507
MA FinanceCo., LLC
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	1,995	1,996,302
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	339	335,740
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	1,294	1,180,465
Marcel LUX IV S.a.r.l.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026	1,696	1,676,673
Mirion Technologies, Inc.
Term Loan, 6.10%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026	896	899,949

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
MKS Instruments, Inc.
Term Loan, 3.79%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026	$259	$259,880
MTS Systems Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	330	331,223
NCR Corporation
Term Loan, 0.50%, Maturing August 8, 2026(2)	373	374,267
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.50%), Maturing August 8, 2026	327	327,483
Seattle Spinco, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	2,290	2,266,382
SGS Cayman L.P.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	376	373,453
SkillSoft Corporation
Term Loan, 6.95%, (6 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	3,832	3,100,546
SolarWinds Holdings, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	5,475	5,488,032
Solera, LLC
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	3,924	3,910,207
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,057	1,063,016
SS&C Technologies, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	792	796,361
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,601	1,609,354
SurveyMonkey, Inc.
Term Loan, 5.68%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	907	900,694
Sutherland Global Services, Inc.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,617	1,604,335
Tibco Software, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026	1,654	1,658,375
TTM Technologies, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	850	851,852
Uber Technologies
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	3,818	3,795,653
Term Loan, 6.03%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	1,629	1,623,773
Ultimate Software Group, Inc. (The)
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	1,350	1,358,606
Ultra Clean Holdings, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	678	664,125
Verifone Systems, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	2,735	2,621,918
Veritas Bermuda, Ltd.
Term Loan, 6.55%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	1,580	1,495,935
Vero Parent, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	1,078	1,074,067
Wall Street Systems Delaware, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	889	886,714
Western Digital Corporation
Term Loan, 3.86%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	1,186	1,185,194

		$99,181,129

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Equipment Leasing — 0.6%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 3.79%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025	$2,693	$2,707,693
IBC Capital Limited
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	963	958,437

		$3,666,130

Financial Intermediaries — 2.8%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026	$374	$373,586
Aretec Group, Inc.
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	1,840	1,780,371
Citco Funding, LLC
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	1,508	1,509,106
Claros Mortgage Trust, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 10, 2026	575	575,704
Clipper Acquisitions Corp.
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	860	859,687
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(7)	2,071	836,765
Donnelley Financial Solutions, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	73	72,591
EIG Management Company, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	197	197,739
FinCo. I, LLC
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	643	645,711
Focus Financial Partners, LLC
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	1,531	1,539,896
Franklin Square Holdings L.P.
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	446	447,727
Greenhill & Co., Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	780	775,125
GreenSky Holdings, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	1,010	1,008,363
Guggenheim Partners, LLC
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	2,029	2,007,375
Harbourvest Partners, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	571	573,009
LPL Holdings, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	1,962	1,975,352
Ocwen Loan Servicing, LLC
Term Loan, 7.04%, (1 mo. USD LIBOR + 5.00%), Maturing December 4, 2020	180	177,254
Starwood Property Trust, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026	400	401,490
StepStone Group L.P.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing March 27, 2025	443	444,358
Victory Capital Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026	1,037	1,042,995

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Virtus Investment Partners, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	$412	$413,526
Walker & Dunlop, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2025	741	744,394

		$18,402,124

Food Products — 2.1%
Alphabet Holding Company, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$2,476	$2,299,092
B&G Foods, Inc.
Term Loan, Maturing September 17, 2026(5)	200	201,125
Del Monte Foods, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	1,189	898,005
Hearthside Food Solutions, LLC
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	568	535,636
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	372	354,509
High Liner Foods Incorporated
Term Loan, 5.51%, (USD LIBOR + 3.25%), Maturing April 24, 2021(4)	471	470,113
HLF Financing S.a.r.l.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025	617	618,697
Jacobs Douwe Egberts International B.V.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	2,844	2,856,588
JBS USA Lux S.A.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026	4,677	4,705,242
Post Holdings, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	729	732,058

		$13,671,065

Food Service — 2.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$6,515	$6,544,149
Dhanani Group, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025	394	362,712
IRB Holding Corp.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	1,622	1,616,216
NPC International, Inc.
Term Loan, 5.54%, (USD LIBOR + 3.50%), Maturing April 19, 2024(4)	635	412,200
Restaurant Technologies, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	174	174,013
US Foods, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	2,538	2,549,158
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026	1,275	1,281,673

		$12,940,121

Food/Drug Retailers — 0.4%
Albertsons, LLC
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2025	$1,492	$1,502,716
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2026	908	914,899

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Diplomat Pharmacy, Inc.
Term Loan, 6.55%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	$339	$318,036

		$2,735,651

Forest Products — 0.0%(6)
Clearwater Paper Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.25%), Maturing July 26, 2026	$250	$251,562

		$251,562

Health Care — 7.3%
Acadia Healthcare Company, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	$163	$163,191
ADMI Corp.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	810	803,121
Alliance Healthcare Services, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	574	545,062
athenahealth, Inc.
Term Loan, 6.68%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	1,493	1,486,593
Athletico Management, LLC
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	471	472,616
Avantor, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	732	737,933
BioClinica, Inc.
Term Loan, 6.44%, (2 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	462	445,192
BW NHHC Holdco, Inc.
Term Loan, 7.05%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	765	654,342
Concentra, Inc.
Term Loan, 4.54%, (3 mo. USD LIBOR + 2.50%), Maturing June 1, 2022	1,528	1,535,401
Convatec, Inc.
Term Loan, 4.18%, (1 week USD LIBOR + 2.25%), Maturing October 31, 2023	390	391,462
CPI Holdco, LLC
Term Loan, 5.54%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	586	586,236
CryoLife, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	368	370,740
CTC AcquiCo GmbH
Term Loan, 4.87%, (3 mo. USD LIBOR + 2.75%), Maturing March 7, 2025	812	793,508
DaVita, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing August 12, 2026	675	679,547
Ensemble RCM, LLC
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	400	401,000
Envision Healthcare Corporation
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	4,120	3,371,632
Gentiva Health Services, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	1,920	1,933,154
Greatbatch Ltd.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	1,514	1,523,083
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.20%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	2,413	2,427,831

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Hanger, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	$1,232	$1,237,367
Inovalon Holdings, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	941	947,113
IQVIA, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	128	128,683
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	539	541,527
Kinetic Concepts, Inc.
Term Loan, 7.25%, (USD Prime + 2.25%), Maturing February 2, 2024	3,692	3,705,690
MPH Acquisition Holdings, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	2,161	2,063,008
National Mentor Holdings, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	22	22,003
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	351	352,476
Navicure, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	590	590,486
Term Loan, Maturing September 18, 2026(5)	700	700,218
One Call Corporation
Term Loan, 7.41%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	902	730,406
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	3,957	3,838,772
Parexel International Corporation
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,700	1,619,306
Phoenix Guarantor, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026	1,471	1,476,371
Radiology Partners Holdings, LLC
Term Loan, 7.22%, (USD LIBOR + 4.75%), Maturing July 9, 2025(4)	447	442,056
RadNet, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	1,401	1,386,900
Select Medical Corporation
Term Loan, 4.58%, (USD LIBOR + 2.50%), Maturing March 6, 2025(4)	1,623	1,625,091
Sotera Health Holdings, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	1,855	1,835,553
Syneos Health, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	736	737,151
Team Health Holdings, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	1,680	1,391,509
Tecomet, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024	1,178	1,173,579
Verscend Holding Corp.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	1,285	1,290,674
Viant Medical Holdings, Inc.
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	371	347,583

		$47,505,166

Home Furnishings — 0.4%
Serta Simmons Bedding, LLC
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	$3,998	$2,475,120

		$2,475,120

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Industrial Equipment — 3.9%
AI Alpine AT Bidco GmbH
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2025	$199	$194,282
Altra Industrial Motion Corp.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	574	574,048
Apex Tool Group, LLC
Term Loan, 7.54%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024	1,769	1,723,047
Carlisle Foodservice Products, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025	690	660,277
Clark Equipment Company
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	873	875,691
CPM Holdings, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025	868	855,954
Delachaux Group S.A.
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.50%), Maturing March 28, 2026	375	373,828
DexKo Global, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	611	604,953
DXP Enterprises, Inc.
Term Loan, 6.79%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	368	370,716
Engineered Machinery Holdings, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	1,351	1,328,421
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024	248	247,815
EWT Holdings III Corp.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	3,981	4,001,196
Filtration Group Corporation
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	3,080	3,091,573
Gardner Denver, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	974	978,174
LTI Holdings, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	1,413	1,340,803
Term Loan, 6.79%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026	150	146,625
Milacron, LLC
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	1,669	1,671,052
Pro Mach Group, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025	172	168,109
Robertshaw US Holding Corp.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025	1,724	1,581,541
Shape Technologies Group, Inc.
Term Loan, 5.26%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025	1,160	1,067,487
Thermon Industries, Inc.
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	215	215,312
Titan Acquisition Limited
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	2,216	2,127,600
Welbilt, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025	1,486	1,486,930

		$25,685,434

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Insurance — 3.1%
Alliant Holdings Intermediate, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025	$1,688	$1,660,856
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	374	371,841
AmWINS Group, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	4,523	4,530,630
Asurion, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	2,561	2,570,972
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	1,990	1,999,562
Term Loan - Second Lien, 8.54%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,900	1,932,458
Hub International Limited
Term Loan, 5.27%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025	2,209	2,188,020
NFP Corp.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	2,893	2,846,926
USI, Inc.
Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	2,058	2,025,416

		$20,126,681

Leisure Goods/Activities/Movies — 3.8%
Ancestry.com Operations, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026	$3,746	$3,725,323
BidFair MergeRight, Inc.
Term Loan, Maturing January 23, 2027(5)	500	495,625
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025	2,877	2,876,113
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing May 23, 2025	725	729,834
ClubCorp Holdings, Inc.
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	1,298	1,160,316
Crown Finance US, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025	1,732	1,722,656
Term Loan, Maturing September 20, 2026(5)	1,100	1,097,525
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	3,184	3,152,342
Emerald Expositions Holding, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	793	773,107
Match Group, Inc.
Term Loan, 4.66%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	317	318,773
NASCAR Holdings, Inc.
Term Loan, Maturing July 27, 2026(5)	575	579,806
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	2,405	2,406,290
SRAM, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	825	828,543
Steinway Musical Instruments, Inc.
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025	640	636,249
Travel Leaders Group, LLC
Term Loan, 6.05%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	2,780	2,783,399

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
UFC Holdings, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026	$1,481	$1,488,388

		$24,774,289

Lodging and Casinos — 3.5%
Aimbridge Acquisition Co., Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026	$224	$223,875
Aristocrat Technologies, Inc.
Term Loan, 4.03%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	733	736,604
Boyd Gaming Corporation
Term Loan, 4.17%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	1,087	1,091,481
CityCenter Holdings, LLC
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	2,813	2,823,111
ESH Hospitality, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026	2,365	2,378,967
Four Seasons Hotels Limited
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	632	635,850
Golden Nugget, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	3,632	3,630,779
GVC Holdings PLC
Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024	813	814,910
Hanjin International Corp.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	375	375,938
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025	2,810	2,820,014
Playa Resorts Holding B.V.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	2,102	2,049,616
RHP Hotel Properties, L.P.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 11, 2024	1,831	1,836,616
Stars Group Holdings B.V. (The)
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	3,673	3,692,406

		$23,110,167

Nonferrous Metals/Minerals — 0.3%
Aleris International, Inc.
Term Loan, 6.79%, (1 mo. USD LIBOR + 4.75%), Maturing February 27, 2023	$988	$989,969
Murray Energy Corporation
Term Loan, 9.35%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	1,221	485,288
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(7)	215	12,909
Oxbow Carbon, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	433	433,437

		$1,921,603

Oil and Gas — 1.9%
Ameriforge Group, Inc.
Term Loan, 9.10%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	$520	$520,095
Apergy Corporation
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	195	196,050

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Blackstone CQP Holdco L.P.
Term Loan, 5.66%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	$798	$802,863
Centurion Pipeline Company, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	223	223,871
CITGO Holding, Inc.
Term Loan, 9.04%, (1 mo. USD LIBOR + 7.00%), Maturing July 24, 2023	200	204,375
CITGO Petroleum Corporation
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021	1,228	1,234,550
Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024	2,612	2,628,199
Delek US Holdings, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	915	915,105
Fieldwood Energy, LLC
Term Loan, 7.51%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	761	661,377
McDermott Technology Americas, Inc.
Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing May 9, 2025	1,434	917,272
Prairie ECI Acquiror L.P.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	970	953,148
PSC Industrial Holdings Corp.
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	1,302	1,299,372
Sheridan Investment Partners II L.P.
DIP Loan, 5.51%, (1 mo. USD LIBOR + 7.00%), Maturing March 17, 2020(2)	51	51,057
Term Loan, 0.00%, Maturing December 16, 2020(7)	22	11,376
Term Loan, 0.00%, Maturing December 16, 2020(7)	58	30,503
Term Loan, 0.00%, Maturing December 16, 2020(7)	418	219,276
Sheridan Production Partners I, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	42	32,831
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	69	53,750
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	522	406,941
UGI Energy Services, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	773	779,827

		$12,141,838

Publishing — 0.6%
Ascend Learning, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$852	$850,265
Getty Images, Inc.
Term Loan, 6.56%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,342	1,338,174
Harland Clarke Holdings Corp.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	891	703,266
LSC Communications, Inc.
Term Loan, 7.45%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022	512	430,939
ProQuest, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	767	768,835

		$4,091,479

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$283	$263,653

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cumulus Media New Holdings, Inc.
Term Loan, Maturing March 17, 2026(5)	$400	$401,583
Diamond Sports Group, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	2,350	2,365,790
E.W. Scripps Company (The)
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2026	249	249,341
Entercom Media Corp.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	1,612	1,615,809
Entravision Communications Corporation
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	651	634,400
Gray Television, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	139	139,473
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	620	623,580
Hubbard Radio, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	500	500,112
iHeartCommunications, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	1,266	1,275,587
Mission Broadcasting, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	298	298,288
Nexstar Broadcasting, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,494	1,497,376
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	400	402,458
Sinclair Television Group, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	2,164	2,173,928
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	500	502,969
Townsquare Media, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	1,027	1,028,432
Univision Communications, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	4,932	4,801,873

		$18,774,652

Retailers (Except Food and Drug) — 1.6%
Apro, LLC
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	$192	$192,574
Ascena Retail Group, Inc.
Term Loan, 6.56%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	1,237	696,496
Bass Pro Group, LLC
Term Loan, 7.04%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	882	851,268
BJ’s Wholesale Club, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	1,852	1,859,772
Coinamatic Canada, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	154	151,984
David’s Bridal, Inc.
Term Loan, 9.61%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	201	173,548
Term Loan, 10.11%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	765	363,179
Global Appliance, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	689	687,334
Hoya Midco, LLC
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	755	745,878

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
J. Crew Group, Inc.
Term Loan, 5.10%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	$1,884	$1,474,238
LSF9 Atlantis Holdings, LLC
Term Loan, 8.04%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	684	639,745
PetSmart, Inc.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022	2,222	2,170,534
PFS Holding Corporation
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,087	423,832
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	332	91,197

		$10,521,579

Steel — 0.9%
GrafTech Finance, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	$2,414	$2,354,210
Neenah Foundry Company
Term Loan, 8.62%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	512	496,778
Phoenix Services International, LLC
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	659	641,240
Zekelman Industries, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	2,529	2,531,944

		$6,024,172

Surface Transport — 0.5%
1199169 B.C. Unlimited Liability Company
Term Loan, 6.10%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	$227	$228,693
Agro Merchants NAI Holdings, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	757	760,720
Kenan Advantage Group, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	284	272,426
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,683	1,615,376
XPO Logistics, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	450	452,750

		$3,329,965

Telecommunications — 5.1%
CenturyLink, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$6,208	$6,174,035
Ciena Corporation
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025	893	899,112
Colorado Buyer, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	1,564	1,416,398
Digicel International Finance Limited
Term Loan, 5.34%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	564	490,247
Frontier Communications Corp.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	1,393	1,393,372
Global Eagle Entertainment, Inc.
Term Loan, 9.71%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	795	736,469

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Intelsat Jackson Holdings S.A.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	$1,000	$1,003,000
Term Loan, 6.55%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	1,300	1,320,719
IPC Corp.
Term Loan, 6.76%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	596	497,426
Level 3 Financing, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	4,925	4,939,366
Onvoy, LLC
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	806	678,924
Plantronics, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	989	989,098
Sprint Communications, Inc.
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	7,826	7,778,925
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	645	644,717
Syniverse Holdings, Inc.
Term Loan, 7.03%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	739	696,502
Telesat Canada
Term Loan, 4.61%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	3,601	3,616,143

		$33,274,453

Utilities — 1.2%
Brookfield WEC Holdings, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	$2,632	$2,642,848
Calpine Construction Finance Company L.P.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	363	364,249
Calpine Corporation
Term Loan, 4.61%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	1,352	1,359,046
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.75%), Maturing April 5, 2026	723	726,502
Lightstone Holdco, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	46	44,102
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	815	781,930
Longview Power, LLC
Term Loan, 8.26%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	1,125	903,800
Talen Energy Supply, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026	600	599,235
Vistra Operations Company, LLC
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	788	791,577

		$8,213,289

Total Senior Floating-Rate Loans (identified cost $608,867,846)		$591,655,731

Corporate Bonds & Notes — 4.3%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.1%
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
6.25%, 5/15/26(8)	$325	$342,875

		$342,875

Business Equipment and Services — 0.3%
Allied Universal Holdco, LLC
6.625%, 7/15/26(8)	$225	$238,219
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(8)	575	591,704
5.75%, 4/15/26(8)	1,150	1,200,370

		$2,030,293

Cable and Satellite Television — 0.6%
Altice France S.A.
7.375%, 5/1/26(8)	$1,000	$1,075,960
5.50%, 1/15/28(8)	400	405,500
Ziggo B.V.
5.50%, 1/15/27(8)	2,500	2,618,750

		$4,100,210

Containers and Glass Products — 0.7%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	$1,866	$1,871,782
5.803%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)	650	652,437
5.125%, 7/15/23(8)	2,000	2,052,500

		$4,576,719

Drugs — 0.4%
Bausch Health Companies, Inc.
6.50%, 3/15/22(8)	$712	$736,920
7.00%, 3/15/24(8)	925	974,450
5.50%, 11/1/25(8)	575	603,808

		$2,315,178

Electronics/Electrical — 0.3%
CommScope, Inc.
6.00%, 3/1/26(8)	$2,000	$2,079,600

		$2,079,600

Financial Intermediaries — 0.5%
UPCB Finance IV, Ltd.
5.375%, 1/15/25(8)	$3,000	$3,097,500

		$3,097,500

Security	Principal Amount (000’s omitted)	Value
Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)	$800	$468,000

		$468,000

Health Care — 0.8%
Avantor, Inc.
6.00%, 10/1/24(8)	$3,500	$3,759,105
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	1,100	1,096,810
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
8.25%, 5/1/23(8)	675	718,453

		$5,574,368

Radio and Television — 0.3%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(8)	$500	$520,000
iHeartCommunications, Inc.
6.375%, 5/1/26	47	50,915
8.375%, 5/1/27	85	92,284
5.25%, 8/15/27(8)	150	156,375
Univision Communications, Inc.
5.125%, 2/15/25(8)	1,500	1,466,250

		$2,285,824

Utilities — 0.2%
Calpine Corp.
5.25%, 6/1/26(8)	$700	$727,125
Talen Energy Supply, LLC
6.625%, 1/15/28(8)	375	370,313

		$1,097,438

Total Corporate Bonds & Notes (identified cost $27,444,216)		$27,968,005

Common Stocks — 0.6%

Security	Shares	Value
Aerospace and Defense — 0.0%(6)
IAP Global Services, LLC(3)(10)(11)	24	$326,035

		$326,035

Automotive — 0.1%
Dayco Products, LLC(10)(11)	15,250	$411,750

		$411,750

Security	Shares	Value
Business Equipment and Services — 0.0%(6)
Crossmark Holdings, Inc.(10)(11)	3,059	$229,425

		$229,425

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(10)(11)	30,229	$340,076

		$340,076

Electronics/Electrical — 0.0%(6)
Answers Corp.(3)(11)	20,672	$41,757

		$41,757

Health Care — 0.0%(6)
New Millennium Holdco, Inc.(10)(11)	13,578	$951

		$951

Oil and Gas — 0.3%
AFG Holdings, Inc.(3)(10)(11)	17,136	$894,842
Fieldwood Energy, Inc.(10)(11)	5,122	151,099
Samson Resources II, LLC, Class A(10)(11)	33,971	830,166
Southcross Holdings Group, LLC(3)(10)(11)	44	0
Southcross Holdings L.P., Class A(10)(11)	44	20,900

		$1,897,007

Publishing — 0.0%(6)
ION Media Networks, Inc.(3)(11)	399	$197,182

		$197,182

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(10)(11)	19,512	$49,170
Cumulus Media, Inc.(10)(11)	24,069	349,964
iHeartMedia, Inc., Class A(10)(11)	8,298	124,470

		$523,604

Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, Inc.(10)(11)	14,884	$7,442

		$7,442

Total Common Stocks (identified cost $3,072,584)		$3,975,229

Exchange-Traded Funds — 0.5%

Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	76,000	$3,520,320

Total Exchange-Traded Funds (identified cost $3,501,320)		$3,520,320

Miscellaneous — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
Paragon Offshore Finance Company, Class A(10)(11)	1,168	$642
Paragon Offshore Finance Company, Class B(10)(11)	584	17,228

Total Miscellaneous (identified cost $12,702)		$17,870

Total Investments — 95.8% (identified cost $642,898,668)		$627,137,155

Less Unfunded Loan Commitments — (0.1)%		$(618,677)

Net Investments — 95.7% (identified cost $ 642,279,991)		$626,518,478

Other Assets, Less Liabilities — 4.3%		$28,044,456

Net Assets — 100.0%		$654,562,934

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2019, the total value of unfunded loan commitments is $658,395.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at September 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after September 30, 2019, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2019, the aggregate value of these securities is $24,856,214 or 3.8% of the Fund’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2019.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at September 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$589,424,278	$1,612,776	$591,037,054
Corporate Bonds & Notes	—	27,968,005	—	27,968,005
Common Stocks	863,680	1,651,733	1,459,816	3,975,229
Exchange-Traded Funds	3,520,320	—	—	3,520,320
Miscellaneous	—	17,870	—	17,870
Total Investments	$4,384,000	$619,061,886	$3,072,592	$626,518,478

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.